UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Global High Yield Fund

Schedule of Investments

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (77.1%)
Aerospace & Defense (1.8%)
$25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$25,125
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	73,875
50	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	51,625
100	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	100,000
125	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	121,562
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)§	(BB+, Ba3)	07/15/13	6.125	49,125
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	120,313
125	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	125,625
					667,250
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $104.00)‡§	(B-, Caa1)	11/01/10	11.000	76,875

Auto Loans (4.0%)
100	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B, B1)	06/15/10	7.875	87,235
310	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes§	(B, B1)	10/01/13	7.000	242,063
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	195,983
150	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	06/16/08	6.625	148,312
325	General Motors Acceptance Corp., Global Notes	(B+, B1)	12/01/14	6.750	230,284
350	GMAC LLC, Senior Unsubordinated Notes	(B+, B1)	12/15/11	6.000	261,824
200	GMAC LLC., Senior Unsecured Notes	(B+, B1)	03/02/11	7.250	157,569
150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)§	(B+, B3)	12/15/14	9.500	150,188
					1,473,458
Auto Parts & Equipment (1.2%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(B, B2)	12/01/11	9.000	71,156
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(BB, Ba3)	03/01/17	7.875	63,938
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(BB-, Ba3)	07/01/15	9.000	159,375
45	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 12/01/09 @ $104.31)§	(BB-, Ba3)	12/01/11	8.625	47,419
75	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	67,125
50	Visteon Corp., Global Senior Notes	(B-, Caa2)	08/01/10	8.250	41,125
					450,138
Automotive (1.7%)
175	Ford Motor Co., Global Senior Unsecured Notes§	(CCC+, Caa1)	07/16/31	7.450	116,375
485	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	344,350
200	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	154,500
					615,225
Beverages (0.3%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	122,188
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(B, Ba3)	12/01/15	7.875	53,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction (1.1%)
$100	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	$54,000
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/23/08 @ $102.79)	(B, B2)	04/15/12	8.375	76,750
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	01/15/16	6.250	68,000
125	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	111,406
75	Standard Pacific Corp., Global Company Guaranteed Notes§	(B+, B1)	08/15/15	7.000	54,188
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, Caa2)	12/15/12	7.625	37,875
					402,219
Building Materials (1.0%)
100	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)§	(BB-, B2)	08/01/14	7.750	72,500
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	83,500
75	Norcraft Companies, Global Senior Subordinated Notes (Callable 05/19/08 @ $102.25)	(B+, B1)	11/01/11	9.000	75,938
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)§	(CCC+, Caa1)	09/01/14	8.500	55,875
125	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 05/12/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	91,875
					379,688
Chemicals (2.7%)
225	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	201,375
100	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	87,250
150	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B, B3)	12/01/14	9.750	135,375
110	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CCC+, Caa2)	12/01/16	11.500	84,287
50	Nalco Co., Global Senior Subordinated Notes (Callable 11/15/08 @ $104.50)	(B-, B3)	11/15/13	9.000	77,247
100	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+§	(B-, B3)	02/01/14	0.000	90,500
100	PolyOne Corp., Senior Notes§	(B+, B1)	05/01/12	8.875	101,500
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	98,500
100	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	99,125
					975,159
Computer Hardware (0.2%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	63,375

Consumer Products (1.1%)
175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, Caa1)	10/01/12	0.000	142,625
125	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	110,313
100	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)§	(B, B3)	05/01/17	7.500	88,000
75	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 05/08/08 @ $104.63)§	(B-, B3)	04/15/12	9.250	72,750
					413,688

Consumer/Commercial/Lease Financing (0.2%)
125	Residential Capital LLC, Company Guaranteed Notes	(B, B2)	02/22/11	6.000	61,875

Diversified Capital Goods (2.5%)
125	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡§	(BB-, Ba2)	06/15/17	6.875	124,062
125	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	121,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods
$75	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B, B3)	06/01/17	7.375	$65,063
150	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	141,000
100	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	95,500
100	SPX Corp., Rule 144A, Senior Notes‡	(BB, Ba2)	12/15/14	7.625	103,125
100	Stanadyne Corp., Series 1 Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	91,500
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	98,500
77	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	67,375
					908,000
Diversified Telecommunication Services (0.2%)
75	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $102.00)#	(CCC, Caa2)	06/01/13	6.076	75,375

Electric - Generation (4.7%)
150	AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	152,625
175	AES Corp., Senior Notes	(BB-, B1)	03/01/14	7.750	176,969
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	06/01/15	7.500	188,500
250	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	248,750
150	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	150,000
250	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	271,727
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	170,625
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	74,250
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	73,688
225	Reliant Energy, Inc., Senior Notes	(B, B3)	06/15/14	7.625	224,437
					1,731,571
Electric - Integrated (2.2%)
100	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	102,500
100	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	91,250
100	Texas Competitive Electric Holdings Co. LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	100,125
525	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	525,656
					819,531
Electronics (2.0%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(B+, B1)	05/15/13	7.750	137,437
38	Ampex Corp., Secured Notes^ø	(NR, NR)	08/15/08	12.000	37,226
275	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)§	(B-, B2)	12/15/14	8.875	216,562
21	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $103.42)	(B+, B2)	02/15/12	10.250	21,840
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	109,063
75	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B-, B3)	03/01/16	8.125	66,750
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa2)	01/15/16	11.250	61,500
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 05/08/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	92,250
					742,628

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production (3.8%)
$75	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(CCC+, Caa1)	02/01/17	8.875	$65,438
250	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba3)	01/15/16	6.875	248,750
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)§	(B, B1)	12/01/17	7.250	120,000
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/08/08 @ $102.58)	(BB-, B1)	05/01/14	7.750	103,250
125	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡§	(B+, B3)	06/01/16	9.000	126,562
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	154,875
150	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	150,375
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(BB, Ba3)	03/15/15	6.375	98,500
175	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	182,000
125	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	124,375
					1,374,125
Environmental (1.1%)
250	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	247,187
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)§	(B-, Caa1)	04/15/14	9.500	168,438
					415,625
Food & Drug Retailers (1.5%)
175	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	147,000
75	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 05/08/08 @ $102.90)§	(B+, B2)	12/01/11	8.875	76,125
100	New Albertsons Inc., Senior Unsecured Notes§	(B+, B1)	05/01/13	7.250	100,571
60	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.68)§	(CCC+, Caa1)	12/15/15	9.375	47,400
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)§	(B+, B2)	04/15/15	7.750	23,750
150	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	151,125
					545,971
Food - Wholesale (0.9%)
75	Dole Food Co. Inc., Debentures§	(CCC+, Caa1)	07/15/13	8.750	56,625
25	Dole Food Co. Inc., Global Company Guaranteed Notes (Callable 05/08/08 @ $102.22)§	(CCC+, Caa1)	03/15/11	8.875	20,375
75	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	71,625
175	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	171,500
					320,125
Forestry & Paper (2.8%)
150	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	140,625
125	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 05/08/08 @ $103.66)	(B, B2)	03/15/10	9.750	116,250
175	Georgia-Pacific Corp., Debentures§	(B+, B2)	06/15/15	7.700	165,375
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	69,750
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	96,500
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	76,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Forestry & Paper
$50	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	$50,375
225	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(B-, B3)	07/01/12	8.375	204,750
100	Verso Paper Holdings LLC/ Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)§	(B+, B2)	08/01/14	9.125	97,000
					1,017,125
Gaming (3.6%)
75	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	56,625
25	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	03/15/10	7.875	23,563
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	84,500
24	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	21,000
60	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	42,600
60	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(CC, Caa2)	06/01/12	8.125	11,250
100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/08 @ $103.00)	(B, B3)	11/15/10	12.000	97,500
125	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	94,375
50	Majestic Star Casino LLC, Senior Secured Notes (Callable 05/19/08 @ $104.75)§	(B+, B2)	10/15/10	9.500	44,375
25	Majestic Star Casino LLC, Global Company Guaranteed Notes (Callable 10/15/08 @ $104.88)§	(CCC, Caa2)	01/15/11	9.750	9,875
100	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB+, Ba1)	11/15/15	8.500	88,500
175	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	06/01/16	7.500	158,375
225	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	205,875
100	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	92,500
130	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)§	(CC, Ca)	12/15/14	9.625	68,087
125	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B, Caa1)	06/01/15	8.500	85,000
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	96,000
50	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	48,375
					1,328,375
Gas Distribution (1.9%)
125	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	123,125
225	El Paso Performance-Link, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	231,174
125	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	128,437
225	Williams Partners LP, Global Senior Unsecured Notes	(B, Caa1)	02/01/17	7.250	227,250
					709,986
Healthcare-Products (0.3%)
100	VWR Funding, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	93,500
Health Services (5.6%)
125	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡§	(B, Caa1)	11/01/15	9.875	127,500
225	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	226,969
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	73,500
325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	338,000
125	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	105,937
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	284,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	$105,500
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	75,000
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	71,625
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	50,313
50	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/18	7.625	50,500
100	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	94,000
250	Tenet Healthcare Corp., Global Senior Notes§	(B, Caa1)	07/01/14	9.875	243,125
50	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	8.288	44,750
50	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	50,250
125	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)§	(CCC+, Caa1)	10/01/14	9.000	120,938
					2,062,282
Hotels (0.6%)
250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	235,000
Investments & Misc. Financial Services (0.2%)
75	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	64,688
Leisure (0.4%)
75	Six Flags, Inc., Global Senior Unsecured Notes (Callable 05/12/08 @ $104.88)§	(CCC-, Caa2)	04/15/13	9.750	43,500
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa2)	06/01/14	9.625	85,500
					129,000
Machinery (0.5%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	99,500
100	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B+, Ba3)	11/15/17	8.000	100,000
					199,500
Media - Broadcast (1.8%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 05/19/08 @ $103.88)	(B+, B1)	12/15/12	7.750	73,875
100	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ 105.25)	(CCC+, B3)	08/15/14	10.500	89,500
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	101,500
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 05/08/08 @ $102.00)#‡	(CCC-, Caa1)	01/15/13	10.508	75,250
100	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	80,625
100	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/08 @ $104.38)‡	(BB, B1)	09/01/12	8.750	102,750
115	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, B3)	03/15/15	9.750	70,150
100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa2)	01/15/14	8.750	59,500
					653,150
Media - Cable (3.7%)
175	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	154,875
200	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 05/08/08 @ $100.00)§	(CCC, Caa3)	04/01/14	9.920	96,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$300	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	$210,000
125	CCH II LLC, Series B, Global Senior Unsecured Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	114,063
83	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/11/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	50,319
175	CSC Holdings, Inc., Global Senior Unsecured Notes§	(BB, B1)	04/15/12	6.750	169,750
35	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB, B1)	04/01/11	7.625	34,781
125	DirecTV Holdings/Finance, Global Senior Notes (Callable 05/19/08 @ $104.19)§	(BB-, Ba3)	03/15/13	8.375	127,344
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	159,687
50	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	42,250
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 05/08/08 @ $100.00)	(B-, B3)	02/15/11	7.875	67,125
25	Mediacom LLC/Capital Corp., Senior Unsecured Notes (Callable 01/15/09 @ $100.00)§	(B-, B3)	01/15/13	9.500	23,125
135	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡§	(CCC+, Caa1)	01/15/15	10.500	116,775
					1,366,094
Media - Services (0.5%)
100	Lamar Media Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	88,500
100	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	77,500
					166,000
Metals & Mining - Excluding Steel (1.9%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	73,500
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	16,000
175	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba2)	04/01/15	8.250	185,063
175	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba2)	04/01/17	8.375	186,156
150	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)#‡	(B-, B3)	05/15/15	8.738	118,500
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	130,000
					709,219
Multi-Line Insurance (0.1%)
25	MBIA Insurance Corp., Rule 144A, Subordinated Notes (Callable 01/15/13 @ $100.00)‡	(AA, Aa2)	01/15/33	14.000	24,526
Non-Food & Drug Retailers (2.4%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 05/19/09 @ $102.25)	(B-, B3)	02/15/12	9.000	92,875
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	59,625
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	92,500
40	Claire’s Stores, Inc., Global Company Guaranteed Notes (Callabe 06/01/11 @ $104.81)§	(B-, Caa1)	06/01/15	9.625	20,800
100	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(BB, Ba3)	10/01/12	8.000	106,250
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	22,000
175	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	138,250
125	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	125,625
89	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	91,892

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Non-Food & Drug Retailers
$50	Susser Holdings LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B3)	12/15/13	10.625	$51,625
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	40,625
25	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	20,000
					862,067
Office Equipment (0.5%)
175	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB-, Ba3)	09/15/15	7.750	167,125
Oil Field Equipment & Services (0.7%)
100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	101,000
50	Key Energy Services, Inc., Rule 144A, Senior Notes (Callable 12/01/11 @ $104.19)‡§	(B+, B1)	12/01/14	8.375	50,125
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba2)	07/15/14	7.375	104,500
					255,625
Packaging (2.3%)
75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB+, Ba1)	03/15/18	6.625	74,625
75	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	77,062
100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+, Caa2)	03/01/16	10.250	77,500
65	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(B, Caa1)	09/15/14	8.875	57,038
100	Constar International, Inc., Senior Subordinated Notes (Callable 05/08/08 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	62,000
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)§	(B, B1)	11/15/15	7.750	72,275
25	Crown Cork & Seal Co., Inc., Debentures Notes (Callable 04/15/08 @ $101.91)	(B, B2)	04/15/23	8.000	23,375
125	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	105,625
25	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(BB, Ba3)	05/15/13	8.250	26,000
75	Owens-Illinois, Inc., Debentures	(B+, Caa1)	05/15/18	7.800	74,625
75	Pliant Corp., Global Company Guaranteed Notes (Callable 05/08/08 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	60,000
0	Pliant Corp., Global Senior Secured Notes (Callable 05/08/08 @ $108.72)(1)	(B, NR)	06/15/09	11.625	125
150	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	127,500
					837,750
Printing & Publishing (1.6%)
3	American Media Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/08 @ $100.00)‡	(CC-, Caa3)	05/01/09	10.250	1,826
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/19/08 @ $100.00)§	(CCC-, Caa3)	05/01/09	10.250	50,625
25	Dex Media, Inc., Global Senior Unsecured Notes (Callable 11/15/08 @ $104.00)	(B, B2)	11/15/13	8.000	18,375
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)§	(BB-, B3)	11/15/16	8.000	97,875
500	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR, NR)	12/01/05	11.500	0
250	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	153,750
50	R.H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡	(B, B3)	10/15/17	8.875	31,500
125	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	76,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Printing & Publishing
$50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)§	(B, B3)	01/15/16	8.875	$31,875
100	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC, Caa1)	02/15/17	9.000	67,250
60	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	49,650
					579,601
Restaurants (0.1%)
29	AmeriKing, Inc., Senior Notesø^	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Unitsø^	(NR, NR)	05/15/08	13.000	0
50	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(B, B3)	10/01/12	10.000	46,250
					46,250
Software/Services (1.4%)
200	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡§	(B, B3)	09/24/15	9.875	164,750
250	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	252,500
100	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	98,875
					516,125
Steel Producers/Products (0.8%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)§	(BB-, B1)	06/15/12	7.750	101,375
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	98,000
100	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	100,625
					300,000
Support-Services (3.6%)
125	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)§	(B, B3)	02/01/15	8.500	125,937
75	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	61,125
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	42,500
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	60,000
150	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)§	(BB-, B1)	01/01/14	8.875	142,875
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)§	(B+, B2)	01/01/16	6.625	71,813
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/12/08 @ $105.34)§	(CCC+, Caa1)	05/15/13	10.670	96,500
75	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/08 @ $103.21)	(B, B3)	05/15/12	9.625	74,250
75	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $104.38)§	(CCC, B3)	05/01/14	8.750	67,125
25	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $105.00)	(CCC, Caa1)	05/01/15	10.000	21,750
100	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)	(BB-, B1)	05/01/15	6.875	83,500
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B-, B3)	08/01/14	9.750	94,000
45	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(B-, Caa2)	06/01/15	10.000	21,600
150	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	126,000
50	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	42,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$105	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(B, B3)	09/01/14	9.875	$94,762
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/08/08 @ $103.25)§	(BB-, B1)	02/15/12	6.500	91,000
					1,317,487
Telecom - Fixed Line (1.0%)
250	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.704	176,250
100	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	92,500
100	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	101,500
					370,250
Telecom - Integrated/Services (2.5%)
175	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	164,937
125	Citizens Communications Co., Senior Unsecured Notes	(BB+, Ba2)	01/15/13	6.250	113,750
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	18,250
75	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	75,000
25	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)§	(CCC+, Caa1)	03/15/13	12.250	22,625
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	118,125
240	Qwest Corp., Global Senior Notes	(BBB-, Ba1)	06/15/15	7.625	235,200
25	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	24,688
150	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	148,125
					920,700
Telecom - Wireless (1.0%)
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(B, B2)	06/15/13	10.125	74,437
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, Caa1)	11/01/14	9.375	95,250
125	MetroPCS Wireless, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $104.63)	(B-, Caa1)	11/01/14	9.250	115,625
75	SunCom Wireless Holdings, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(A-,B3)	06/01/13	8.500	78,469
					363,781
Textiles & Apparel (0.3%)
125	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	125,156
Theaters & Entertainment (0.4%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	127,875
TOTAL CORPORATE BONDS (Cost $31,721,834)					28,235,951

FOREIGN BONDS (11.1%)
Chemicals (0.7%)
150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-,B3)	08/15/15	8.375	110,250
200	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B3)	02/15/16	8.500	156,500
					266,750
Electronics (1.3%)
75	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(BB-, B2)	12/01/13	10.125	79,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Electronics
$50	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, Caa1)	12/01/15	11.875	$53,000
75	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B, B3)	07/01/11	7.875	74,062
75	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)	(B, B3)	10/15/15	9.500	61,875
225	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(BB, Ba3)	10/15/14	7.875	207,000
					475,437
Energy - Exploration & Production (0.5%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)§	(BB+, B1)	12/15/14	8.250	174,125

Forestry & Paper (0.6%)
250	Abitibi-Consolidated, Inc., Series B, Global Company Guaranteed Notes (Canada)§	(B-, Caa2)	06/15/11	7.750	136,250
100	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	88,000
					224,250
Gaming (0.5%)
150	Codere Finance Luxembourg, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(BB-, B2)	06/15/15	8.250	194,305
Media - Cable (1.4%)
175	Unity Media GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	262,045
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	253,779
					515,824
Media - Diversified (0.2%)
75	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	68,813
Oil Refining & Marketing (0.4%)
125	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	114,687
25	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	22,438
					137,125
Packaging (0.3%)
60	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	92,221
Pharmaceuticals (0.2%)
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	70,875
Support-Services (0.6%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡§	(B, B1)	08/01/15	8.625	60,375
150	Carlson Wagonlit BV, Rule 144A, Senior Notes (Callable 11/01/08 @ $102.00) (Netherlands)#‡	(B-, B2)	05/01/15	10.131	171,131
					231,506
Telecom - Integrated/Services (2.8%)
150	BCM Ireland Finance, Rule 144A, Company Guaranteed Notes (Callable 08/15/08 @ $101.00) (Ireland)#‡	(B-, B3)	08/15/16	9.340	211,538
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	174,125
100	Hellas II, Rule 144A, Subordinated Notes (Callable 05/08/08 @ $102.00) (Luxembourg)#‡	(CCC+, Caa1)	01/15/15	10.008	72,000
25	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)§	(CCC+, Caa3)	11/01/13	6.500	16,375
375	Intelsat, Ltd., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(CCC+, Caa2)	06/15/16	11.250	382,031

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Telecom - Integrated/Services
$100	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)#‡	(B, B2)	05/01/16	9.881	$150,928
					1,006,997
Telecommunication Equipment (0.2%)
75	Nortel Networks, Ltd., Global Company Guaranteed Notes (Canada)#	(B-, B3)	07/15/11	8.508	64,688

Textiles & Apparel (0.6%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	228,175
Transportation - Excluding Air/Rail (0.8%)
150	Bombardier, Inc., Rule 144A, Senior Unsecuried Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	143,250
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B+, B1)	12/15/13	8.500	153,000
					296,250

TOTAL FOREIGN BONDS (Cost $3,992,030)					4,047,341

Number of Shares

COMMON STOCKS (0.2%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^			0
588	Safelite Realty Corp.*^			4,704
				4,704
Electric - Integrated (0.2%)
1,751	Mirant Corp.*§			63,719
TOTAL COMMON STOCKS (Cost $40,578)				68,423

WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*^‡ (Cost $0)			0
SHORT-TERM INVESTMENTS (36.9%)
10,124,867	State Street Navigator Prime Portfolio§§			10,124,867

Par (000)
3,389	State Street Bank and Trust Co. Euro Time Deposit	04/01/08	1.100	3,389,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,513,867)				13,513,867

TOTAL INVESTMENTS AT VALUE (125.3%) (Cost $49,268,309)				45,865,582

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.3%)				(9,272,014)

NET ASSETS (100.0%)				$36,593,568

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To be Sold	Contract Amount	Contract Value	Unrealized Loss

Euro	04/10/2008	€(970,000)	$(1,427,452)	$(1,536,491)	$(109,039)

INVESTMENT ABBREVIATION
NR= Not Rated

†        Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $5,535,862 or 15.1% of net assets.

+       Step Bond — The interest rate stated is as of March 31, 2008 and will reset at a future date.

*       Non-income producing security.

^        Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#       Variable rate obligations — The interest rate shown is the rate as of March 31, 2008.

§       Security or portion thereof is out on loan.

§§     Represents security purchased with cash collateral received for securities on loan.

ø       Bond is currently in default.

1        Par value of security held is less than 1,000.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$10,188,586	$(109,039)
Level 2 - Other Significant Observable Inputs	35,635,066	—
Level 3 - Significant Unobservable Inputs	41,930	—
Total	$45,865,582	$(109,039)

*Other financial instruments include futures, forwards and swap contracts.

As of March 31, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.11% of net assets.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $49,268,309, $285,868, $(3,688,595) and $(3,402,727), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008